Borrowings (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Borrowings (Table)

Facility	June 30, 2023	December 31, 2022
2024 Notes	8,626	8,626
Convertible Debenture	121,202	118,833
2025 Logistics Senior Notes	500,000	500,000
Navios Logistics other long-term loans and notes payable	45,352	59,385
Total borrowings	675,180	686,844
Less: current portion, net	(31,997)	(23,544)
Less: deferred finance costs, net	(9,950)	(12,090)
Total long-term borrowings	$633,233	$651,210

Borrowings - Principal payments (Table)
Payment due by period
June 30, 2024	$32,028
June 30, 2025	17,444
June 30, 2026	504,506
June 30, 2027	121,202
Total	$675,180